UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Focused Large Cap Fund
April 30, 2015

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 3.0%
Boeing Co. (The)	2,595	371,967
Airlines — 1.9%
Ryanair Holdings plc ADR	3,701	240,010
Automobiles — 1.1%
Ford Motor Co.	8,922	140,968
Banks — 5.5%
U.S. Bancorp	7,429	318,481
Wells Fargo & Co.	6,686	368,399
		686,880
Biotechnology — 3.3%
Biogen Idec, Inc.(1)	712	266,238
Celgene Corp.(1)	1,313	141,883
		408,121
Capital Markets — 1.8%
Blackstone Group LP (The)	5,614	229,949
Chemicals — 2.0%
LyondellBasell Industries NV, Class A	2,405	248,966
Consumer Finance — 2.5%
Capital One Financial Corp.	3,808	307,877
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class A(1)	1	213,400
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	4,539	228,947
Energy Equipment and Services — 0.9%
Halliburton Co.	2,260	110,627
Food and Staples Retailing — 4.8%
CVS Health Corp.	3,121	309,884
Wal-Mart Stores, Inc.	3,719	290,268
		600,152
Food Products — 2.5%
Archer-Daniels-Midland Co.	6,310	308,433
Health Care Equipment and Supplies — 1.4%
DexCom, Inc.(1)	2,550	172,303
Health Care Providers and Services — 5.1%
Aetna, Inc.	3,075	328,625
McKesson Corp.	1,391	310,750
		639,375
Industrial Conglomerates — 2.9%
General Electric Co.	13,353	361,599
Insurance — 2.5%
Aflac, Inc.	4,943	311,607

Internet Software and Services — 4.7%
Facebook, Inc., Class A(1)	2,839	223,628
MercadoLibre, Inc.	2,533	360,522
		584,150
IT Services — 3.3%
Alliance Data Systems Corp.(1)	304	90,382
International Business Machines Corp.	1,915	328,020
		418,402
Machinery — 2.8%
Caterpillar, Inc.	4,069	353,515
Media — 2.7%
Time Warner Cable, Inc.	2,167	337,012
Multi-Utilities — 2.4%
PG&E Corp.	5,771	305,401
Multiline Retail — 2.2%
Macy's, Inc.	4,207	271,898
Oil, Gas and Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	2,975	279,948
Chevron Corp.	2,553	283,536
Exxon Mobil Corp.	3,677	321,259
		884,743
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	4,866	310,110
Jazz Pharmaceuticals plc(1)	963	172,088
Mallinckrodt plc(1)	2,253	254,995
		737,193
Semiconductors and Semiconductor Equipment — 2.4%
Intel Corp.	9,123	296,954
Software — 5.0%
Fortinet, Inc.(1)	7,330	276,634
Microsoft Corp.	7,201	350,257
		626,891
Specialty Retail — 6.7%
AutoNation, Inc.(1)	3,634	223,673
Home Depot, Inc. (The)	2,859	305,856
TJX Cos., Inc. (The)	4,784	308,759
		838,288
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	3,938	492,840
Hewlett-Packard Co.	11,237	370,484
		863,324
Tobacco — 2.5%
Philip Morris International, Inc.	3,679	307,086
TOTAL COMMON STOCKS (Cost $11,413,700)		12,406,038
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $17,399), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $17,097)		17,097

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $41,768), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $41,033)		41,033
State Street Institutional Liquid Reserves Fund, Premier Class	47,947	47,947
TOTAL TEMPORARY CASH INVESTMENTS (Cost $106,077)		106,077
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $11,519,777)		12,512,115
OTHER ASSETS AND LIABILITIES — (0.2)%		(22,674)
TOTAL NET ASSETS — 100.0%		$12,489,441

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	7,212	USD	8,075	UBS AG	5/29/15	25
USD	152,804	EUR	140,910	UBS AG	5/29/15	(5,465)
USD	68,614	EUR	62,501	UBS AG	5/29/15	(1,588)
						(7,028)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	12,406,038	—	—
Temporary Cash Investments	47,947	58,130	—
	12,453,985	58,130	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(7,053)	—

3. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,601,005
Gross tax appreciation of investments	$1,028,881
Gross tax depreciation of investments	(117,771)
Net tax appreciation (depreciation) of investments	$911,110

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Large Cap Fund
April 30, 2015

Legacy Large Cap - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.2%
Boeing Co. (The)	4,020	576,227
Auto Components — 2.5%
Delphi Automotive plc	7,883	654,289
Beverages — 5.9%
Brown-Forman Corp., Class B	4,406	397,553
Monster Beverage Corp.(1)	4,264	584,637
PepsiCo, Inc.	5,764	548,272
		1,530,462
Biotechnology — 5.6%
Amgen, Inc.	3,322	524,577
Gilead Sciences, Inc.(1)	5,225	525,165
Regeneron Pharmaceuticals, Inc.(1)	888	406,224
		1,455,966
Capital Markets — 1.5%
Och-Ziff Capital Management Group LLC, Class A	30,341	391,702
Chemicals — 3.9%
LyondellBasell Industries NV, Class A	3,267	338,200
Praxair, Inc.	2,597	316,652
Sherwin-Williams Co. (The)	1,297	360,566
		1,015,418
Communications Equipment — 1.7%
QUALCOMM, Inc.	6,430	437,240
Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	11,358	572,898
Electrical Equipment — 2.1%
Acuity Brands, Inc.	3,262	544,591
Energy Equipment and Services — 2.0%
Halliburton Co.	7,805	382,055
Transocean Ltd.	6,729	126,640
		508,695
Food and Staples Retailing — 5.2%
Costco Wholesale Corp.	3,197	457,331
Sprouts Farmers Market, Inc.(1)	11,784	376,911
Wal-Mart Stores, Inc.	6,567	512,554
		1,346,796
Health Care Equipment and Supplies — 2.9%
DexCom, Inc.(1)	5,390	364,202
Edwards Lifesciences Corp.(1)	3,044	385,523
		749,725
Health Care Providers and Services — 2.2%
AmerisourceBergen Corp.	2,632	300,837

Premier, Inc., Class A(1)	6,713	254,423
		555,260
Hotels, Restaurants and Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	666	413,813
Domino's Pizza, Inc.	3,692	398,182
		811,995
Industrial Conglomerates — 2.1%
General Electric Co.	19,495	527,925
Insurance — 1.8%
Aflac, Inc.	7,548	475,826
Internet and Catalog Retail — 2.0%
JD.com, Inc. ADR(1)	15,030	504,407
Internet Software and Services — 4.6%
Facebook, Inc., Class A(1)	7,419	584,395
MercadoLibre, Inc.	4,231	602,198
		1,186,593
IT Services — 5.8%
International Business Machines Corp.	3,389	580,502
MasterCard, Inc., Class A	6,067	547,304
Visa, Inc., Class A	5,722	377,938
		1,505,744
Media — 3.8%
Time Warner Cable, Inc.	3,986	619,902
Walt Disney Co. (The)	3,251	353,449
		973,351
Multiline Retail — 1.8%
Macy's, Inc.	7,092	458,356
Oil, Gas and Consumable Fuels — 2.3%
EOG Resources, Inc.	5,977	591,424
Pharmaceuticals — 4.3%
Actavis plc(1)	562	158,967
Jazz Pharmaceuticals plc(1)	3,153	563,441
Johnson & Johnson	3,879	384,797
		1,107,205
Professional Services — 2.1%
Verisk Analytics, Inc., Class A(1)	7,185	539,162
Real Estate Investment Trusts (REITs) — 1.1%
ProLogis, Inc.	7,216	290,083
Road and Rail — 1.3%
CSX Corp.	9,393	338,993
Semiconductors and Semiconductor Equipment — 3.2%
Intel Corp.	17,458	568,258
Micron Technology, Inc.(1)	9,420	264,985
		833,243
Software — 4.5%
Microsoft Corp.	12,120	589,517
Oracle Corp.	13,240	577,529
		1,167,046

Specialty Retail — 4.6%
Gap, Inc. (The)	11,069	438,775
Lowe's Cos., Inc.	10,680	735,425
		1,174,200
Technology Hardware, Storage and Peripherals — 9.9%
Apple, Inc.	10,635	1,330,970
EMC Corp.	15,314	412,100
Hewlett-Packard Co.	7,068	233,032
Seagate Technology plc	9,689	568,938
		2,545,040
Textiles, Apparel and Luxury Goods — 0.9%
Under Armour, Inc., Class A(1)	3,048	236,372
TOTAL COMMON STOCKS (Cost $23,115,509)		25,606,234
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $29,142), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $28,635)		28,635
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $69,956), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $68,725)		68,725
State Street Institutional Liquid Reserves Fund, Premier Class	80,305	80,305
TOTAL TEMPORARY CASH INVESTMENTS (Cost $177,665)		177,665
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $23,293,174)		25,783,899
OTHER ASSETS AND LIABILITIES — 0.1%		26,016
TOTAL NET ASSETS — 100.0%		$25,809,915

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	25,606,234	—	—
Temporary Cash Investments	80,305	97,360	—
	25,686,539	97,360	—

3. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,449,752
Gross tax appreciation of investments	$2,674,190
Gross tax depreciation of investments	(340,043)
Net tax appreciation (depreciation) of investments	$2,334,147

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Multi Cap Fund
April 30, 2015

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.6%
Lockheed Martin Corp.	1,370	255,642
Rockwell Collins, Inc.	2,809	273,400
Textron, Inc.	4,466	196,415
		725,457
Auto Components — 0.7%
Delphi Automotive plc	2,404	199,532
Automobiles — 1.9%
Ford Motor Co.	17,310	273,498
Honda Motor Co. Ltd. ADR	7,545	252,984
		526,482
Banks — 3.0%
Fifth Third Bancorp	13,469	269,380
Valley National Bancorp	26,467	249,584
Wells Fargo & Co.	5,672	312,527
		831,491
Beverages — 1.0%
Monster Beverage Corp.(1)	2,008	275,317
Building Products — 0.9%
AAON, Inc.	9,874	236,680
Capital Markets — 4.6%
Affiliated Managers Group, Inc.(1)	1,239	280,175
AllianceBernstein Holding LP	9,027	282,996
E*Trade Financial Corp.(1)	4,435	127,684
Janus Capital Group, Inc.	16,079	287,814
KCG Holdings, Inc., Class A(1)	21,603	277,383
		1,256,052
Chemicals — 1.8%
Mosaic Co. (The)	6,189	272,316
Sensient Technologies Corp.	3,252	212,551
		484,867
Commercial Services and Supplies — 1.0%
Stericycle, Inc.(1)	2,109	281,404
Construction Materials — 1.7%
Headwaters, Inc.(1)	15,139	266,144
Martin Marietta Materials, Inc.	1,476	210,551
		476,695
Consumer Finance — 1.0%
American Express Co.	3,566	276,187
Distributors — 0.9%
Genuine Parts Co.	2,794	251,041

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class A(1)	1	213,400
Diversified Telecommunication Services — 1.6%
BCE, Inc.	2,035	89,764
Verizon Communications, Inc.	5,529	278,883
Zayo Group Holdings, Inc.(1)	2,924	77,632
		446,279
Electric Utilities — 2.2%
Duke Energy Corp.	2,398	186,013
Eversource Energy	3,963	193,236
PPL Corp.	6,070	206,562
Southern Co. (The)	681	30,168
		615,979
Electrical Equipment — 1.0%
Acuity Brands, Inc.	1,658	276,803
Electronic Equipment, Instruments and Components — 2.7%
Corning, Inc.	10,063	210,618
Newport Corp.(1)	13,516	257,750
OSI Systems, Inc.(1)	3,965	266,488
		734,856
Energy Equipment and Services — 1.2%
Halliburton Co.	5,161	252,631
Transocean Ltd.	4,280	80,549
		333,180
Food and Staples Retailing — 3.6%
Kroger Co. (The)	3,278	225,887
Rite Aid Corp.(1)	31,318	241,462
Sysco Corp.	6,805	251,989
Wal-Mart Stores, Inc.	3,498	273,019
		992,357
Food Products — 1.0%
Archer-Daniels-Midland Co.	5,678	277,541
Health Care Equipment and Supplies — 1.0%
Varian Medical Systems, Inc.(1)	2,984	265,128
Health Care Providers and Services — 3.8%
Centene Corp.(1)	3,227	200,042
Express Scripts Holding Co.(1)	3,193	275,875
Magellan Health, Inc.(1)	1,792	113,433
Owens & Minor, Inc.	5,818	196,183
UnitedHealth Group, Inc.	2,250	250,650
		1,036,183
Hotels, Restaurants and Leisure — 1.8%
Cracker Barrel Old Country Store, Inc.	772	102,275
Hyatt Hotels Corp., Class A(1)	2,446	141,990
McDonald's Corp.	2,771	267,540
		511,805
Household Products — 0.7%
Procter & Gamble Co. (The)	2,366	188,121

Industrial Conglomerates — 1.2%
General Electric Co.	11,887	321,900
Insurance — 2.3%
HCI Group, Inc.	6,146	267,843
Horace Mann Educators Corp.	6,228	211,565
Principal Financial Group, Inc.	2,829	144,618
		624,026
Internet and Catalog Retail — 1.0%
TripAdvisor, Inc.(1)	3,290	264,812
Internet Software and Services — 2.1%
Akamai Technologies, Inc.(1)	3,955	291,800
MercadoLibre, Inc.	2,024	288,076
		579,876
IT Services — 3.0%
Blackhawk Network Holdings, Inc.(1)	6,961	255,956
International Business Machines Corp.	1,641	281,087
Total System Services, Inc.	7,088	280,401
		817,444
Leisure Products — 1.0%
Nautilus, Inc.(1)	16,045	269,716
Life Sciences Tools and Services — 3.5%
Affymetrix, Inc.(1)	18,316	222,173
Agilent Technologies, Inc.	5,058	209,250
Bio-Techne Corp.	2,506	240,476
Waters Corp.(1)	2,265	283,555
		955,454
Machinery — 1.1%
Pall Corp.	3,094	301,108
Media — 2.9%
Comcast Corp., Class A	4,673	269,913
Gray Television, Inc.(1)	19,805	262,614
Time Warner Cable, Inc.	1,770	275,270
		807,797
Multiline Retail — 0.5%
Macy's, Inc.	2,185	141,217
Oil, Gas and Consumable Fuels — 6.7%
Cabot Oil & Gas Corp.	6,125	207,147
Chevron Corp.	2,426	269,432
EOG Resources, Inc.	2,714	268,550
Exxon Mobil Corp.	5,000	436,850
Noble Energy, Inc.	5,420	274,902
Royal Dutch Shell plc, Class A ADR	4,221	267,738
Spectra Energy Corp.	3,214	119,722
		1,844,341
Paper and Forest Products — 0.6%
Schweitzer-Mauduit International, Inc.	3,925	173,524
Pharmaceuticals — 5.1%
Eli Lilly & Co.	3,694	265,488

Endo International plc(1)	1,598	134,336
Johnson & Johnson	3,365	333,808
Pfizer, Inc.	7,966	270,286
Prestige Brands Holdings, Inc.(1)	5,921	232,399
Sanofi ADR	3,530	178,442
		1,414,759
Professional Services — 1.9%
Robert Half International, Inc.	4,258	236,106
RPX Corp.(1)	18,202	283,223
		519,329
Real Estate Investment Trusts (REITs) — 1.9%
Apollo Commercial Real Estate Finance, Inc.	16,002	273,474
Chambers Street Properties	34,188	256,410
		529,884
Road and Rail — 0.9%
ArcBest Corp.	6,761	241,368
Semiconductors and Semiconductor Equipment — 1.9%
Intel Corp.	8,163	265,706
Micron Technology, Inc.(1)	9,403	264,506
		530,212
Software — 5.5%
BroadSoft, Inc.(1)	7,558	239,135
Ebix, Inc.	9,506	259,419
Infoblox, Inc.(1)	11,272	265,568
Microsoft Corp.	9,778	475,602
Oracle Corp.	6,322	275,766
		1,515,490
Specialty Retail — 2.3%
Gap, Inc. (The)	6,919	274,269
Home Depot, Inc. (The)	2,480	265,310
Ulta Salon Cosmetics & Fragrance, Inc.(1)	720	108,785
		648,364
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	5,779	723,242
Hewlett-Packard Co.	7,764	255,979
Seagate Technology plc	4,753	279,096
		1,258,317
Thrifts and Mortgage Finance — 2.5%
Dime Community Bancshares, Inc.	9,453	150,492
Northwest Bancshares, Inc.	22,211	273,417
TFS Financial Corp.	18,806	274,944
		698,853
Tobacco — 0.9%
Philip Morris International, Inc.	2,976	248,407
Trading Companies and Distributors — 0.9%
United Rentals, Inc.(1)	2,709	261,635
Water Utilities — 1.0%
American Water Works Co., Inc.	5,037	274,617
TOTAL COMMON STOCKS (Cost $25,502,335)		26,955,287

TEMPORARY CASH INVESTMENTS — 5.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $251,290), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $246,922)		246,921
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $603,226), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $592,611)		592,611
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $709,500), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $692,000)		692,000
State Street Institutional Liquid Reserves Fund, Premier Class	472	472
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,532,004)		1,532,004
TOTAL INVESTMENT SECURITIES — 103.4% (Cost $27,034,339)		28,487,291
OTHER ASSETS AND LIABILITIES — (3.4)%		(942,269)
TOTAL NET ASSETS — 100.0%		$27,545,022

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	82,077	CAD	99,691	JPMorgan Chase Bank N.A.	5/29/15	(520)
EUR	3,519	USD	3,932	UBS AG	5/29/15	21
USD	165,691	EUR	152,793	UBS AG	5/29/15	(5,926)
USD	237,170	GBP	157,518	Credit Suisse AG	5/29/15	(4,578)
JPY	1,634,398	USD	13,776	Credit Suisse AG	5/29/15	(85)
USD	241,862	JPY	28,885,025	Credit Suisse AG	5/29/15	(101)
						(11,189)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	26,955,287	—	—
Temporary Cash Investments	472	1,531,532	—
	26,955,759	1,531,532	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	21	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(11,210)	—

3. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,068,488
Gross tax appreciation of investments	$1,815,754
Gross tax depreciation of investments	(396,951)
Net tax appreciation (depreciation) of investments	$1,418,803

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2015